SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) before income taxes from operations in the PRC	$ 20,115	$ (103,149)	$ 454,590	$ (250,009)
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory rate	$ 5,029	$ (25,787)	$ 113,648	$ (62,502)
Tax effect of net operating loss carryforward	(5,029)		(113,648)
Valuation allowance of deferred tax assets		25,787		62,502
Income tax expense